Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [text block] [Abstract]
Schedule of other Current Assets
	December 31, 2021	December 31, 2020

Prepaid expenses	426	-
Institutions	210	43
Deposits	120	45
Others	3	100
Total	759	188